Postemployment benefit plans (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
U.S. Pension Benefits
Change in benefit obligation:
Benefit obligation, beginning of year	$ 14,419	$ 15,913	$ 14,782
Service cost	157	196	185
Interest cost	648	581	609
Plan amendments	0	0	0
Actuarial losses (gains)	1,994	(1,450)	1,168
Foreign currency exchange rates	0	0	0
Participant contributions	0	0	0
Benefits paid - gross	(963)	(845)	(831)
Less: federal subsidy on benefits paid	0	0	0
Curtailments, settlements and termination benefits	(6)	(7)	0
Acquisitions, divestitures and other	0	31	0
Benefit obligation, end of year	16,249	14,419	15,913
Accumulated benefit obligation, end of year	15,701	14,056	15,132
Weighted-average assumptions used to determine benefit obligation:
Discount rate (as a percent)	3.80%	4.60%	3.70%
Rate of compensation increase (as a percent)	4.00%	4.00%	4.50%
Non-U.S. Pension Benefits
Change in benefit obligation:
Benefit obligation, beginning of year	4,609	4,737	4,299
Service cost	109	120	108
Interest cost	185	166	182
Plan amendments	0	0	12
Actuarial losses (gains)	604	(41)	385
Foreign currency exchange rates	(436)	(81)	49
Participant contributions	9	10	9
Benefits paid - gross	(206)	(254)	(190)
Less: federal subsidy on benefits paid	0	0	0
Curtailments, settlements and termination benefits	(53)	(56)	(67)
Acquisitions, divestitures and other	(20)	8	(50)
Benefit obligation, end of year	4,801	4,609	4,737
Accumulated benefit obligation, end of year	4,408	4,247	4,329
Weighted-average assumptions used to determine benefit obligation:
Discount rate (as a percent)	3.30%	4.10%	3.70%
Rate of compensation increase (as a percent)	4.00%	4.20%	3.90%
Other Postretirement Benefits
Change in benefit obligation:
Benefit obligation, beginning of year	4,784	5,453	5,381
Service cost	82	108	92
Interest cost	213	195	221
Plan amendments	(1)	1	(38)
Actuarial losses (gains)	196	(658)	186
Foreign currency exchange rates	(30)	(19)	(11)
Participant contributions	61	57	48
Benefits paid - gross	(377)	(339)	(394)
Less: federal subsidy on benefits paid	14	8	16
Curtailments, settlements and termination benefits	(4)	0	(48)
Acquisitions, divestitures and other	0	(22)	0
Benefit obligation, end of year	4,938	4,784	5,453
Weighted-average assumptions used to determine benefit obligation:
Discount rate (as a percent)	3.90%	4.60%	3.70%
Rate of compensation increase (as a percent)	4.00%	4.00%	4.40%
Effect of a one-percentage-point change in assumed health care cost trend
Effect of a one-percentage-point increase in current year service and interest cost components of other postretirement benefit cost	24
Effect of a one-percentage-point decrease in current year service and interest cost components of other postretirement benefit cost	(20)
Effect of a one-percentage-point increase on accumulated postretirement benefit obligation	298
Effect of a one-percentage-point decrease on accumulated postretirement benefit obligation	$ (245)